2. Summary of Significant Accounting Policies: Stock Based Compensation (Details) (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
Stock based compensation - General and administrative	$ 190,421	$ 68,606	$ 487,243	$ 89,753
Stock Granted, Value, Share-based Compensation, Net of Forfeitures			$ 1,596,963	$ 99,713